Derivatives - Nominal amounts and fair values of trading and hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Schedule of collateral provided/delivered

		12/31/2017	12/31/2018

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)	Cash	2,216	2,093
Chicago Mercantile Exchange	Cash	350	1,297
Foreign financial institutions	Cash	—	299

		2,566	3,689

Financial instrument in connection with OTC derivative transactions
Financial instruments
Schedule of collateral provided/delivered

		12/31/2017	12/31/2018

Loans and receivables - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	15,916	—
Foreign financial institutions	Cash	18,626	—
Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	—	20,597
Foreign financial institutions	Cash	—	8,911
		34,542	29,508
Financial assets held for trading - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	2,822	—
Foreign financial institutions	Bonds	142	—
Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	—	4,438
Foreign financial institutions (*)	Bonds	—	1,796
		2,964	6,234

Schedule of collateral received

		12/31/2017	12/31/2018

Deposits from credit institutions and Customer deposits:
Of which (Notes 18 and 19):
Mexican financial institutions	Cash	8,425	5,288
Foreign financial institutions	Cash	36,350	37,192
Other	Cash	249	—
		45,024	42,480

		12/31/2017	12/31/2018

Memorandum accounts:
Of which (Note 30):
Mexican financial institutions	Bonds	3,783	4,044
		3,783	4,044

Trading derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2017		12/31/2018
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	—	—	5,735	—
Interest Rate Futures	3,500	—	—	—
Market Index Futures	190	—	462	—

Forwards:
Foreign Currency Forwards	113,417	5,022	237,127	5,988
Foreign Exchange (Spot)	35,776	71	41,423	110
Market Index Forwards	7,742	90	11,768	839

Options:
Foreign Currency Options	123,537	2,655	87,616	1,504
Interest Rate Options	117,167	1,197	142,477	971
Market Index Options	3,297	323	4,141	303
Equity Options	93	3	117	5

Swaps:
IRS	2,682,892	59,830	2,795,454	70,607
Equity Swaps	—	26	—	16
CCS	431,644	102,065	395,656	73,384
Total Trading	3,519,255	171,282	3,721,976	153,727

Hedging derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2017		12/31/2018
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	700	—	—	—
CCS	10,717	3,799	10,289	2,912
Foreign Currency Forwards	31,762	720	14,041	345

Fair value hedge:
IRS	1	—	1,200	14
CCS	24,680	6,572	28,489	5,122
Total Hedging	67,860	11,091	54,019	8,393
Total Derivative Liabilities	3,587,115	182,373	3,775,995	162,120	—

Trading derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2017		12/31/2018
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	6,263	—	2,537	—
Interest Rate Futures	1,505	—	—	—
Market Index Futures	—	—	426	—

Forwards:
Foreign Currency Forwards	117,917	5,188	237,777	7,127
Foreign Exchange (Spot)	54,653	112	62,701	80
Interest Rate Forwards	—	—	—	—
Equity Forwards	7,744	93	11,770	936

Options:
Foreign Currency Options	104,023	2,072	87,711	1,236
Interest Rate Options	125,931	1,339	132,484	1,450
Market Index Options	7,644	579	2,950	67
Equity Options	93	3	148	3

Swaps:
IRS	2,663,538	57,556	2,803,464	69,819
Equity Swaps	1,674	267	1,008	59
CCS	464,667	98,052	435,698	74,176
Total Trading	3,555,652	165,261	3,778,674	154,953

Hedging derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2017		12/31/2018
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	4,000	91	4,000	111
CCS	31,215	12,577	13,609	4,798
Foreign Currency Forwards	22,061	2,389	59,619	4,174

Fair value hedge:
IRS	2,138	59	8,416	157
CCS	—	—	1,492	45
Total Hedging	59,414	15,116	87,136	9,285
Total Derivative Assets	3,615,066	180,377	3,865,810	164,238